ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Proceeds from issuance of common stock	$ 224,553
Transfer of equity interest in subsidiaries to non-controlling shareholders	224,553			$ 10,470
Proceeds from Noncontrolling Interests	$ 261,332		$ 11,488	$ 10,470
Percentage of discount on Issue of Shares	30.00%	30.00%
Premium (Discount) on Issue of Shares	$ 768,000	¥ 5,250
Proceeds from Subscription Advances	36,342
Other Payables [Member]
Proceeds from Subscription Advances	36,342
Canadian Solar Employees
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 4,500	¥ 31
Canadian Solar
Ownership Percentage by Noncontrolling Owners	20.40%	20.40%
Canadian Solar | Third-Party Investors
Stock Issued During Period, Value, Employee Stock Ownership Plan	$ 36,342	¥ 248
CSI Solar Co
Capital Raising Announced					$ 261,332	¥ 1,780
Business Combination, Consideration Transferred	219,000	1,500
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 1,100,000	¥ 7,500